Leases (Details)	Sep. 30, 2025
Leases [Abstract]
Finance Lease, Liability, Current, Statement of Financial Position [Extensible Enumeration]	Lease liabilities
Finance Lease, Liability, Noncurrent, Statement of Financial Position [Extensible Enumeration]	Lease liabilities
Finance lease term	3 years
Operating lease term	3 years
Weighted average incremental borrowing rate	4.33%